Advances to Suppliers	12 Months Ended
Mar. 31, 2022
Advances To Suppliers [Abstract]
ADVANCES TO SUPPLIERS

Note 8 – ADVANCES TO SUPPLIERS

Advances to suppliers consist of deposits, with or advances to, outside vendors for future inventory purchases. Most of the Company’s suppliers require a certain amount of money to be deposited with them as a guarantee that the Company will receive its purchase on a timely basis. This amount is refundable and bears no interest. As of March 31, 2022 and March 31, 2021, advance to suppliers consist of the following:

	March 31, 2022	March 31, 2021
Advance to suppliers	$610,526	$421,963
Less: reserve for vendor non-performance on advances	(38,949)	-
Advance to suppliers, net	$571,577	$421,963